Offerings	Jun. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	2,581,264
Proposed Maximum Offering Price per Unit	2.40
Maximum Aggregate Offering Price	$ 6,195,033.6
Fee Rate	0.01381%
Amount of Registration Fee	$ 855.53
Offering Note	Represents 2,581,264 shares of common stock, par value $0.001 per share (the "Common Stock") of Arq, Inc. (the "Registrant") that are reserved for issuance under the Arq, Inc. 2026 Omnibus Incentive Plan (the “2026 Plan”), including (a) 1,500,000 shares of Common Stock that were authorized for issuance under the 2026 Plan pursuant to stockholder approval obtained at the Registrant’s 2026 Annual Meeting of Stockholders held on June 10, 2026, and (b) 1,081,264 shares of Common Stock that either remained issuable under or were previously issued pursuant to the Arq, Inc. 2024 Omnibus Incentive Plan, which were subsequently recycled for future issuance and are available under the 2026 Plan. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also includes additional shares of Common Stock identified in the above table that may become issuable under the 2026 Plan by reason of any stock dividend, stock split, recapitalization or similar adjustments. Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee. The maximum price per share of Common Stock and the maximum aggregate offering price are based on the average of the high and low sale prices of the Common Stock as reported on The Nasdaq Stock Market on June 24, 2026, which date is within five business days prior to filing this Registration Statement on Form S-8.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	2.40
Maximum Aggregate Offering Price	$ 960,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 132.58
Offering Note	Represents 400,000 shares of Common Stock of the Registrant that are reserved for issuance upon the vesting or settlement of restricted stock awards and performance share units granted to Shimon Steinmetz, the Registrant's Chief Financial Officer, as inducements material to Mr. Steinmetz's appointment pursuant to Rule 5635(c)(4) of the Nasdaq Listing Rules as described in the accompanying Registration Statement on Form S-8 (collectively, the "Inducement Awards"). Pursuant to Rule 416 of the Securities Act, this Registration Statement on Form S-8 also includes additional shares of Common Stock identified in the above table that may become issuable pursuant to the Inducement Awards by reason of any stock dividend, stock split, recapitalization or similar adjustments. Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee. The maximum price per share of Common Stock and the maximum aggregate offering price are based on the average of the high and low sale price of the Common Stock as reported on The Nasdaq Stock Market on June 24, 2026, which date is within five business days prior to filing this Registration Statement on Form S-8.